DEFERRED TAX ASSETS AND INCOME TAXES - Reconciliation of income tax computed (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Computed expected income tax	$ 4,049	25,070	25,655	48,863
Impact of tax holiday and benefit of companies in China	(1,469)	(9,094)	(11,858)	(27,984)
Effect of difference between the PRC and USA tax rate	97	603	566	455
Income tax expenses, total	$ 2,677	16,579	14,363	21,334